Condensed Consolidated Statements of Operations and Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 18,567,166	$ 9,527,955	$ 31,497,787	$ 23,904,384
Cost of Revenue	10,401,143	6,579,429	23,286,561	17,828,834
Gross Profit	8,166,023	2,948,526	8,211,226	6,075,550
Operating Expenses
General and administrative expenses	907,073	903,360	3,550,438	3,515,213
Depreciation and amortization	563,836	1,323,797	2,960,153	4,188,052
Total operating expenses	1,470,909	2,227,157	6,510,591	7,703,265
Income (Loss) from Operations	6,695,114	721,369	1,700,635	(1,627,715)
Other Income (Expense)
Interest expense	(314,052)	(208,991)	(902,152)	(699,230)
Gain / Loss on sale and disposal of equipment	306,457	0	(5,739)	(119,023)
Gain on sale of investments	0	11,762	24,653	0
Other	14,113	58,464	10,870	(49,765)
Total other income (expense)	6,518	(138,765)	(872,368)	(868,018)
Income (Loss) From Continuing Operations Before Tax (Expense) Benefit	6,701,632	582,604	828,267	(2,495,733)
Income Tax (Expense) Benefit	(2,695,061)	(203,847)	(426,779)	897,923
Income (Loss) From Continuing Operations	4,006,571	378,757	401,488	(1,597,810)
Discontinued Operations
Loss from discontinued operations	(118,918)	(165,361)	(797,636)	(605,650)
Income tax benefit	46,378	64,491	311,078	236,204
Loss on discontinued operations, net of tax	(72,540)	(100,870)	(486,558)	(369,446)
Net Income / Loss	3,934,031	277,887	(85,070)	(1,967,256)
Other Comprehensive Gain (Loss)
Unrealized gain / loss on available-for-sale securities, net of tax	0	(21,215)	17,506	(133,665)
Unrealized gain / loss on interest rate swap, net of tax	10,232	0	(4,805)	0
Reclassification into earnings, net of tax	338	0	(40,579)	0
Total other comprehensive gain (loss)	10,570	(21,215)	(27,878)	(133,665)
Comprehensive Income / Loss	3,944,601	256,672	(112,948)	(2,100,921)
Earnings (Loss) per Common Share - Basic
Income from continuing operations (in dollars per share)	$ 0.12	$ 0.01	$ 0.02	$ (0.07)
Discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.02)	$ (0.02)
Net Income / Loss (in dollars per share)	0.12	0.01	0.00	(0.09)
Earnings (Loss) per Common Share - Diluted
Income from continuing operations (in dollars per share)	$ 0.11	$ 0.01	$ 0.02	$ (0.07)
Discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.02)	$ (0.02)
Net Income / Loss (in dollars per share)	$ 0.11	$ 0.01	$ 0.00	$ (0.09)
Basic weighted average number of common shares outstanding (in shares)	31,825,294	21,778,866	23,389,151	21,778,866
Add: Dilutive shares assuming exercise of options and warrants (in shares)	3,172,940	1,240,747	927,718	0
Diluted weighted average number of common shares outstanding (in shares)	34,998,234	23,019,613	24,316,869	21,778,866